Other Financial Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2019
Miscellaneous Liabilities [Abstract]
Other Financial Liabilities and Other Liabilities

25. OTHER FINANCIAL LIABILITIES AND OTHER LIABILITIES

Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Other financial liabilities:
Accounts payable	5,409,268	6,131,339
Accrued expenses	2,224,330	2,516,231
Borrowings from trust accounts	3,747,492	3,277,795
Agency business revenue	396,735	362,820
Foreign exchange payables	539,554	1,153,457
Domestic exchange settlement credits	7,134,966	1,261,928
Lease liabilities	—	419,045
Other miscellaneous financial liabilities	1,992,663	2,587,193
Present value discount	(2,484)	(3,041)

Sub-total	21,442,524	17,706,767

Other liabilities:
Unearned income	204,034	224,840
Other miscellaneous liabilities	142,044	195,631

Sub-total	346,078	420,471

Total	21,788,602	18,127,238